PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Defined Benefit Plan Disclosure
Defined Benefit Plan, Benefit Obligation, Benefits Paid Related to Unfunded Pension Plans	$ 71	$ 56
Defined Benefit Plan, Benefit Obligation, Benefits Paid	358	341
Defined Benefit Plan, Benefit Obligation, Business Combination	60	14
Fair Value of Plan Assets	7,429	8,866	$ 8,371
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Defined Benefit Plan, Benefit Obligation, Benefits Paid Related to Unfunded Pension Plans	67	68
Defined Benefit Plan, Benefit Obligation, Benefits Paid	70	71
Defined Benefit Plan, Benefit Obligation, Business Combination	1	13
Fair Value of Plan Assets	289	288	$ 255
Cash and cash equivalents | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	73	78
Equity securities U.S.-based companies | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	93	96
Equity securities International-based companies | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	7	8
Government bonds | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	2	2
Corporate bonds and debt securities | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	16	7
Mutual, pooled and commingled funds | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	82	80
Hedge funds/limited partnerships | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	8	8
Real estate | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	4	5
Other Investments | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	$ 4	4
United States
Defined Benefit Plan Disclosure
Portion of projected pension benefit obligation represented by the defined benefit plan (as a percent)	62.00%
Fair Value of Plan Assets	$ 4,842	6,028
United States | Cash and cash equivalents
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	310	454
United States | Equity securities U.S.-based companies
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	1,116	1,427
United States | Equity securities International-based companies
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	659	911
United States | Government bonds
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	192	183
United States | Corporate bonds and debt securities
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	745	785
United States | Mutual, pooled and commingled funds
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	238	215
United States | Hedge funds/limited partnerships
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	785	939
United States | Real estate
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	385	596
United States | Other Investments
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	412	518
Foreign Plan [Member]
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	2,587	2,838
Foreign Plan [Member] | Cash and cash equivalents
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	173	260
Foreign Plan [Member] | Equity securities U.S.-based companies
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	644	670
Foreign Plan [Member] | Equity securities International-based companies
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	462	554
Foreign Plan [Member] | Government bonds
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	271	191
Foreign Plan [Member] | Corporate bonds and debt securities
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	90	42
Foreign Plan [Member] | Mutual, pooled and commingled funds
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	637	766
Foreign Plan [Member] | Hedge funds/limited partnerships
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	43	44
Foreign Plan [Member] | Real estate
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	6	2
Foreign Plan [Member] | Other Investments
Defined Benefit Plan Disclosure
Fair Value of Plan Assets	$ 261	$ 309